(2) Significant Accounting Policies: Advertising Costs (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Advertising Revenue Cost	$ 42,148	$ 117,568